EQUITY (Details 1) - Employee Stock Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance at beginning	2,110,000
Granted	120,000	2,110,000
Balance at end	2,230,000	2,110,000
Option Exercisable at end	887,778	681,111
Options expected to vest	1,342,222	1,428,889
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance at beginning	$ 0.54
Granted	2.5	$ 0.54
Balance at end	0.65	0.54
Option Exercisable at end	0.65	0.59
Options expected to vest	$ 0.65	$ 0.51